ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Indonesia Energy Corporation Limited (the “Company” or “IEC”), through its subsidiaries in Hong Kong and in Indonesia, is an oil and gas exploration and production company focused on the Indonesian market. The Company currently holds two oil and gas assets through subsidiaries in Indonesia: one producing block (the “Kruh Block”) and one exploration block (the “Citarum Block”). The Company also identified a potential third exploration block known as the “Rangkas Area”.

Impact of COVID-19 Pandemic

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including in Indonesia, where the Company operates. As the pandemic and new variants of COVID-19 have continued into 2021, the Company has experienced delays which have, and may continue to materially and adversely impact, the Company’s business operations.

As of the date of issuance of these condensed consolidated financial statements, the impact of COVID-19 on the Company’s business, financial condition, and results of operations includes, but are not limited to, the following:

●	The Company modified its business practices, including restricting employee travel, requiring employees to work remotely, and cancelling physical participation in meetings, events, and conferences.

●	The health-related mandate or guidelines issued by the Indonesian or local authorities has caused and may continue to cause the Company to restrict the number of workers deployed to the drilling sites, therefore delaying the Company’s drilling and exploration operations. In addition, the large scale of social restrictions in Jakarta and many Indonesian regions severely prolongs the time required for the approval of any project proposal, permit application, procurement, and tender process.

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Crude oil prices (including, of note to the Company, the Indonesian Crude Price published by the Government of Indonesia (the “ICP”)) have been negatively impacted due to low oil demand, increased production, and disputes between the Organization of the Petroleum Exporting Countries (“OPEC”) and Russia on production cuts. While oil prices have risen and fluctuated during the periods presented, the Company’s revenue and potential for profit have been adversely impacted and could in the future be adversely impacted due to decreases in prevailing oil prices.

●	During 2021, the Company commenced pre-drilling operations for its planned new wells at Kruh Block. The process of drilling for the first 3 new wells was delayed to the government permitting process but also because of delays that resulted from COVID-19-related restrictions. Commencement of new drilling was intended to begin during the first quarter of 2021 but began in the second quarter and has continued during the year, with two of three anticipated new wells for 2021 having been drilled.

●	The COVID-19 pandemic may disrupt the Company’s ability to raise additional capital to finance its operations in the future, which could materially and adversely affect the Company’s business, financial condition, and prospects.

Consequently, due to the factors discussed above, and other unforeseen and unpredictable consequences of the COVID-19 pandemic, the Company’s business and results of operations have been and may continue to be adversely impacted by COVID-19. Given the speed and frequency of the continuously evolving developments with respect to the COVID-19 pandemic, the Company cannot reasonably estimate the magnitude of the impact to its consolidated results of operations during 2021 and beyond.